Shareholder Report, Holdings (Details) - C000237190	May 31, 2026
FR_BA000VVS3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_01451PAD8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_28917XAE0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_44332EAZ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_26658NAT6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_64069JAK8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_04649VBA7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_67123SAB5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	86.90%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%